INCOME TAXES, Reconciliation of Effective Income Tax Rate (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of Effective Income Tax Rate, Amount [Abstract]
Hong Kong statutory income tax rate	$ (2,500,135)	$ (1,949,323)	$ 484,521
Statutory tax rate difference between BVI and Hong Kong	652,564	429,401	(76,256)
Other foreign jurisdictions	103,502
Tax effect on change in valuation allowance	1,643,748	1,482,578	0
Nontaxable or nondeductible items [Abstract]
Depreciation	95,451
Others	4,870
Tax effect on non-taxable income		(289)	(404)
Changes in unrecognized tax benefits	0
Tax effect on under provision in respect of prior year, net		76,902	0
Tax effect on non-deductible expenses		114,159	32,073
Total income tax expense	$ 0	$ 153,428	$ 439,934
Statutory tax rate	16.50%	16.50%	16.50%
Reconciliation of Effective Income Tax Rate, Percent [Abstract]
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%
Statutory tax rate difference between BVI and Hong Kong	(4.30%)
Other foreign jurisdictions	(0.70%)
Change in valuation allowance	(10.90%)
Nontaxable or nondeductible items [Abstract]
Depreciation	(0.60%)
Others	0.00%
Changes in unrecognized tax benefits	0.00%
Other adjustments	0.00%
Total income tax expense	0.00%